UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012*

*	This Form N-Q pertains to the following series of the Registrant: MFS Diversified Target Return Fund. The remaining series of the Registrant, MFS Commodity Strategy Fund, has a fiscal year end of April 30.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Diversified Target Return Fund

QUARTERLY REPORT

January 31, 2012

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 86.4%
Aerospace - 2.1%
BE Aerospace, Inc. (a)	2,040	$86,088
Cobham PLC	15,750	45,443
FLIR Systems, Inc.	530	13,648
Honeywell International, Inc.	3,700	214,748
Huntington Ingalls Industries, Inc. (a)	148	5,577
Kaman Corp.	440	13,715
Lockheed Martin Corp.	5,304	436,625
Northrop Grumman Corp.	3,959	229,820
Precision Castparts Corp.	1,090	178,411
Rolls-Royce Holdings PLC	5,537	64,174
United Technologies Corp.	3,370	264,039

		$1,552,288
Airlines - 0.4%
Allegiant Travel Co. (a)	430	$23,637
Copa Holdings S.A., “A”	720	49,061
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	895	58,954
Qantas Airways Ltd. (a)	18,081	30,233
Spirit Airlines, Inc. (a)	2,110	35,427
Stagecoach Group PLC	11,276	49,983
United Continental Holdings, Inc. (a)	600	13,860

		$261,155
Alcoholic Beverages - 0.9%
Beam, Inc.	540	$28,247
Carlsberg Group	502	38,122
Diageo PLC	9,822	216,995
Heineken N.V.	6,452	298,085
Pernod Ricard S.A.	681	65,374
Tsingtao Brewery Co. Ltd.	4,000	21,611

		$668,434
Apparel Manufacturers - 1.1%
Arezzo Indústria e Comércio S.A.	1,620	$27,111
Cia.Hering S.A.	100	2,404
Compagnie Financiere Richemont S.A.	711	40,242
Gerry Weber International AG	1,895	64,225
Hanesbrands, Inc. (a)	770	18,942
Jones Group, Inc.	710	6,482
Li & Fung Ltd.	80,000	174,951
LVMH Moet Hennessy Louis Vuitton S.A.	1,380	223,111
NIKE, Inc., “B”	670	69,673
Polo Ralph Lauren Corp.	140	21,280
PVH Corp.	250	19,297
Swatch Group Ltd.	51	21,486
VF Corp.	1,083	142,404

		$831,608
Automotive - 1.5%
Bayerische Motoren Werke AG	1,909	$163,283
BorgWarner Transmission Systems, Inc. (a)	860	64,182
Delphi Automotive PLC (a)	650	17,440
DENSO Corp.	2,200	65,377

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Automotive - continued
Geely Automobile Holdings Ltd.	170,000	$50,198
General Motors Co. (a)	1,990	47,800
GKN PLC	13,920	45,976
Goodyear Tire & Rubber Co. (a)	4,956	64,428
Guangzhou Automobile Group Co. Ltd., “H”	44,000	47,714
Honda Motor Co. Ltd.	4,000	139,911
Johnson Controls, Inc.	7,180	228,109
Lear Corp.	610	25,559
LKQ Corp. (a)	2,730	88,998
USS Co. Ltd.	400	38,205

		$1,087,180
Biotechnology - 1.1%
Abcam PLC	7,921	$41,814
Alexion Pharmaceuticals, Inc. (a)	2,410	184,992
Amgen, Inc.	3,420	232,252
Anacor Pharmaceuticals, Inc. (a)	880	6,151
Biogen Idec, Inc. (a)	210	24,763
Celgene Corp. (a)	1,227	89,203
Cepheid, Inc. (a)	600	26,436
Gen-Probe, Inc. (a)	980	65,591
Gilead Sciences, Inc. (a)	2,410	117,704
NewLink Genetics Corp. (a)	190	1,320

		$790,226
Broadcasting - 1.6%
CBS Corp., “B”	5,097	$145,163
Discovery Communications, Inc., “A” (a)	2,395	102,698
Fuji Television Network, Inc.	28	43,275
Interpublic Group of Cos., Inc.	2,840	29,337
News Corp., “A”	7,240	136,329
Nielsen Holdings B.V. (a)	530	15,359
Nippon Television Network Corp.	680	105,274
Omnicom Group, Inc.	1,295	59,065
Publicis Groupe	2,205	110,928
Rightmove PLC	2,670	54,023
Scripps Networks Interactive, Inc., “A”	600	26,016
Viacom, Inc., “B”	5,570	262,013
Walt Disney Co.	1,990	77,411

		$1,166,891
Brokerage & Asset Managers - 1.2%
Aberdeen Asset Management PLC	6,986	$26,299
Affiliated Managers Group, Inc. (a)	2,010	202,025
Blackrock, Inc.	908	165,256
BM&F Bovespa S.A.	4,700	29,563
CME Group, Inc.	360	86,224
Computershare Ltd.	3,121	25,348
Daiwa Securities Group, Inc.	11,000	39,543
Evercore Partners, Inc.	1,410	39,748
Franklin Resources, Inc.	770	81,697
GFI Group, Inc.	4,320	20,002
IG Group Holdings PLC	11,294	84,305
IntercontinentalExchange, Inc. (a)	310	35,489
Schroders PLC	2,298	52,507
TD AMERITRADE Holding Corp.	1,450	23,359

		$911,365

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - 3.1%
Accenture PLC, “A”	4,980	$285,553
Amadeus Holdings AG	7,569	129,698
Brenntag AG	557	58,243
Brunel International N.V.	1,201	42,440
Bunzl PLC	4,118	55,872
Calix, Inc. (a)	3,140	23,770
Capita PLC	2,137	20,710
Cielo S.A.	1,678	49,988
Cognizant Technology Solutions Corp., “A” (a)	2,840	203,770
Compass Group PLC	18,440	171,150
Concur Technologies, Inc. (a)	970	50,779
Constant Contact, Inc. (a)	750	18,735
CoreLogic, Inc. (a)	1,490	21,158
Dun & Bradstreet Corp.	760	62,936
Equinix, Inc. (a)	107	12,836
Experian Group Ltd.	2,050	27,765
Fiserv, Inc. (a)	250	15,722
FleetCor Technologies, Inc. (a)	4,350	147,856
Gartner, Inc. (a)	1,240	47,008
Intertek Group PLC	3,613	120,244
Jones Lang LaSalle, Inc.	1,570	123,653
LPS Brasil - Consultoria de Imoveis S.A.	1,400	25,769
Michael Page International PLC	5,078	31,135
Mitsubishi Corp.	2,900	66,165
MSCI, Inc., “A” (a)	1,750	57,015
Multiplus S.A.	830	14,593
Nomura Research Institute Ltd.	5,900	134,302
Premier Farnell PLC	11,783	38,398
Sodexo	960	71,250
Towers Watson & Co.	190	11,362
Ultimate Software Group, Inc. (a)	70	4,668
Verisk Analytics, Inc., “A” (a)	4,010	160,681

		$2,305,224
Cable TV - 0.9%
Cablevision Systems Corp., “A”	890	$12,950
Charter Communications, Inc., “A” (a)	460	26,514
Comcast Corp., “Special A”	6,890	175,626
DIRECTV, “A” (a)	2,370	106,674
Dish Network Corp., “A”	730	20,382
Time Warner Cable, Inc.	3,482	256,693
Virgin Media, Inc.	1,477	35,212

		$634,051
Chemicals - 1.0%
3M Co.	2,400	$208,104
Celanese Corp.	4,060	197,763
CF Industries Holdings, Inc.	360	63,857
E.I. du Pont de Nemours & Co.	649	33,028
Givaudan S.A.	54	50,422
Monsanto Co.	413	33,887
Nufarm Ltd. (a)	15,845	76,708
PPG Industries, Inc.	710	63,602

		$727,371

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 3.4%
Ariba, Inc. (a)	580	$15,834
Autodesk, Inc. (a)	4,400	158,400
Check Point Software Technologies Ltd. (a)	5,510	310,158
Citrix Systems, Inc. (a)	660	43,039
CommVault Systems, Inc. (a)	190	8,930
Compuware Corp. (a)	1,170	9,173
Dassault Systemes S.A.	1,442	119,548
Fair Isaac Corp.	790	28,630
Intuit, Inc.	748	42,217
Microsoft Corp.	2,894	85,460
NetSuite, Inc. (a)	300	12,564
Nuance Communications, Inc. (a)	8,391	239,311
OBIC Co. Ltd.	520	100,698
Oracle Corp.	21,688	611,602
Parametric Technology Corp. (a)	3,640	91,619
Red Hat, Inc. (a)	4,870	225,822
Salesforce.com, Inc. (a)	52	6,074
SAP AG	755	45,616
SolarWinds, Inc. (a)	2,290	72,387
Symantec Corp. (a)	8,880	152,647
TIBCO Software, Inc. (a)	2,260	58,918
VeriSign, Inc.	2,247	83,274

		$2,521,921
Computer Software - Systems - 3.6%
Apple, Inc. (a)(s)	2,680	$1,223,366
Aruba Networks, Inc. (a)	1,460	32,383
Asustek Computer, Inc.	3,660	28,946
Canon, Inc.	2,400	103,595
Cornerstone OnDemand, Inc. (a)	1,140	20,794
EMC Corp. (a)	7,670	197,579
Guidewire Software, Inc. (a)	410	7,392
Hewlett-Packard Co.	3,170	88,697
International Business Machines Corp.	1,641	316,057
Konica Minolta Holdings, Inc.	12,000	87,379
MICROS Systems, Inc. (a)	1,820	90,472
National Instruments Corp.	880	23,681
NICE Systems Ltd., ADR (a)	2,680	96,373
Nintendo Co. Ltd.	100	13,566
PROS Holdings, Inc. (a)	750	12,165
Qlik Technologies, Inc. (a)	3,500	98,700
SciQuest, Inc. (a)	1,610	23,554
ServiceSource International, Inc. (a)	1,290	21,827
Tangoe, Inc. (a)	1,460	21,170
Venture Corp. Ltd.	4,000	22,960
Verifone Systems, Inc. (a)	1,650	70,455
VMware, Inc. (a)	100	9,127
Xerox Corp.	3,480	26,970

		$2,637,208
Conglomerates - 0.2%
Alfa S.A.B de C.V.	4,446	$58,380
DCC PLC	1,025	24,737
First Pacific Co. Ltd.	30,000	34,273
Hutchison Whampoa Ltd.	5,000	47,548

		$164,938

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 1.5%
Beacon Roofing Supply, Inc. (a)	1,050	$24,003
Bellway PLC	5,022	58,324
Corporacion GEO S.A.B. de C.V. (a)	12,362	19,623
Eagle Materials, Inc.	1,150	33,821
Geberit AG	417	86,118
Lennox International, Inc.	440	15,928
NVR, Inc. (a)	204	141,423
Owens Corning (a)	7,450	251,437
PDG Realty S.A., ADR	6,291	51,964
Pulte Homes, Inc. (a)	3,650	27,192
Sherwin-Williams Co.	1,500	146,295
Stanley Black & Decker, Inc.	3,924	275,386

		$1,131,514
Consumer Products - 1.5%
Avon Products, Inc.	1,170	$20,791
Christian Dior S.A.	500	70,765
Colgate-Palmolive Co.	460	41,731
Energizer Holdings, Inc. (a)	370	28,534
Henkel KGaA, IPS	2,382	146,909
International Flavors & Fragrances, Inc.	230	12,836
Kao Corp.	4,400	115,802
Kimberly-Clark Corp.	486	34,778
Kimberly-Clark de Mexico S.A. de C.V., “A”	5,900	33,470
Kose Corp.	1,000	24,692
L’occitane International S.A.	5,750	12,634
Procter & Gamble Co.	4,322	272,459
Reckitt Benckiser Group PLC	4,210	223,968
Uni-Charm Corp.	1,500	78,818

		$1,118,187
Consumer Services - 0.5%
Anhanguera Educacional Participacoes S.A.	4,100	$55,145
H&R Block, Inc.	4,739	77,530
HomeAway, Inc. (a)	2,580	69,763
MakeMyTrip Ltd. (a)	240	5,647
Priceline.com, Inc. (a)	205	108,543
Sotheby’s	970	32,524

		$349,152
Containers - 0.4%
Ball Corp.	3,170	$124,454
Brambles Ltd.	2,576	19,882
Greif, Inc.	400	19,380
Owens-Illinois, Inc. (a)	710	17,076
Sealed Air Corp.	830	16,542
Silgan Holdings, Inc.	2,090	86,860
Viscofan S.A.	932	35,927

		$320,121
Electrical Equipment - 2.3%
AMETEK, Inc.	3,345	$157,215
Amphenol Corp., “A”	380	20,683
Danaher Corp. (s)	7,580	398,026
General Electric Co.	9,240	172,880
Legrand S.A.	3,772	130,109
Mettler-Toledo International, Inc. (a)	330	57,915

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
MSC Industrial Direct Co., Inc., “A”	1,430	$108,709
Schneider Electric S.A.	2,411	149,738
Sensata Technologies Holding B.V. (a)	3,310	95,361
Siemens AG	1,327	125,219
Spectris PLC	1,045	25,211
Tyco International Ltd.	4,653	237,070
W.W. Grainger, Inc.	80	15,259

		$1,693,395
Electronics - 2.1%
Altera Corp.	2,170	$86,344
ARM Holdings PLC	4,735	45,477
ASM International N.V.	473	15,638
ASML Holding N.V.	3,887	167,102
ASML Holding N.V.	717	30,795
Atmel Corp. (a)	2,080	20,197
Broadcom Corp., “A”	1,130	38,804
CEVA, Inc. (a)	750	20,258
Entegris, Inc. (a)	1,950	18,681
Halma PLC	5,170	28,840
Hittite Microwave Corp. (a)	530	29,161
Infineon Technologies AG	2,728	24,893
Intel Corp.	6,900	182,298
JDS Uniphase Corp. (a)	1,170	14,847
KLA-Tencor Corp.	390	19,941
Microchip Technology, Inc.	3,980	146,902
Monolithic Power Systems, Inc. (a)	2,110	34,583
Samsung Electronics Co. Ltd.	155	152,744
SanDisk Corp. (a)	1,250	57,350
Semtech Corp. (a)	1,010	28,785
Siliconware Precision Industries Co. Ltd., ADR	13,174	74,433
Stratasys, Inc. (a)	550	20,212
Taiwan Semiconductor Manufacturing Co. Ltd.	27,654	73,370
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,902	167,580
Ultratech, Inc. (a)	1,220	35,685
Universal Display Corp. (a)	190	8,001
Veeco Instruments, Inc. (a)	1,070	26,119

		$1,569,040
Energy - Independent - 2.7%
Apache Corp.	1,660	$164,141
Bankers Petroleum Ltd. (a)	9,548	51,039
Berry Petroleum Corp., “A”	280	12,603
Cabot Oil & Gas Corp.	7,040	224,576
Cairn Energy PLC (a)	25,067	111,313
Celtic Exploration Ltd. (a)	2,890	53,263
Concho Resources, Inc. (a)	760	81,062
CONSOL Energy, Inc.	680	24,303
CVR Energy, Inc. (a)	1,920	47,885
Energy XXI (Bermuda) Ltd. (a)	2,248	73,802
EOG Resources, Inc.	270	28,658
EQT Corp.	2,770	139,940
HollyFrontier Corp.	1,220	35,795
INPEX Corp.	25	170,559
Marathon Oil Corp.	1,790	56,188
Noble Energy, Inc.	950	95,636

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Occidental Petroleum Corp.	2,720	$271,374
Paramount Resources Ltd. (a)	790	27,182
Pinecrest Energy, Inc. (a)	6,650	17,708
Pioneer Natural Resources Co.	880	87,384
QEP Resources, Inc.	842	24,115
Range Resources Corp.	630	36,238
Reliance Industries Ltd.	3,420	56,517
SM Energy Co.	1,370	99,435
WPX Energy, Inc. (a)	1,850	30,488

		$2,021,204
Energy - Integrated - 3.5%
BG Group PLC	5,768	$129,521
BP PLC	35,735	265,141
Chevron Corp.	5,874	605,492
China Petroleum & Chemical Corp.	38,000	46,157
ConocoPhillips	1,140	77,759
Exxon Mobil Corp. (s)	10,961	917,874
Hess Corp.	330	18,579
OAO Gazprom, ADR	3,290	39,809
Royal Dutch Shell PLC, “A”	10,270	362,591
Royal Dutch Shell PLC, ADR	790	56,374
Suncor Energy, Inc.	952	32,794

		$2,552,091
Engineering - Construction - 0.7%
Fluor Corp.	2,900	$163,096
JGC Corp.	8,000	220,310
Keppel Corp. Ltd.	7,200	62,106
Outotec Oyj	622	32,691

		$478,203
Entertainment - 0.0%
Six Flags Entertainment Corp.	330	$14,464

Food & Beverages - 3.6%
Barry Callebaut AG	9	$8,467
Britvic PLC	15,791	85,599
Bunge Ltd.	940	53,834
Coca-Cola Co.	340	22,960
Coca-Cola Enterprises, Inc.	7,365	197,308
Corn Products International, Inc.	500	27,745
Dr Pepper Snapple Group, Inc.	4,512	175,156
General Mills, Inc.	6,300	250,929
Green Mountain Coffee Roasters, Inc. (a)	2,092	111,587
Groupe Danone	7,506	463,273
J.M. Smucker Co.	470	37,027
Kellogg Co.	900	44,568
Kerry Group PLC	1,091	40,080
Kraft Foods, Inc., “A”	2,900	111,070
McCormick & Co., Inc.	290	14,657
Mead Johnson Nutrition Co., “A”	2,770	205,229
Nestle S.A.	8,648	495,581
PepsiCo, Inc. (s)	2,660	174,682
Smithfield Foods, Inc. (a)	2,920	65,204
Want Want China Holdings Ltd.	30,000	27,813

		$2,612,769

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 1.1%
Cosmos Pharmaceutical Corp.	1,000	$47,035
CP All PLC	3,400	6,432
CVS Caremark Corp.	5,550	231,713
Dairy Farm International Holdings Ltd.	3,600	35,316
Kroger Co.	7,557	179,554
Lawson, Inc.	4,000	242,981
Sun Art Retail Group Ltd.	3,000	3,652
Walgreen Co.	910	30,358

		$777,041
Gaming & Lodging - 0.5%
Ameristar Casinos, Inc.	650	$12,714
Las Vegas Sands Corp.	860	42,235
Morgans Hotel Group Co. (a)	1,880	10,603
Royal Caribbean Cruises Ltd.	3,210	87,248
Sands China Ltd. (a)	32,800	111,021
WMS Industries, Inc. (a)	1,550	33,929
Wynn Resorts Ltd.	270	31,112

		$328,862
General Merchandise - 1.3%
Clicks Group Ltd.	8,285	$42,055
Costco Wholesale Corp.	450	37,022
Daiei, Inc. (a)	2,300	8,238
Dollar General Corp. (a)	4,915	209,428
Kohl’s Corp.	1,380	63,466
Lojas Renner S.A.	1,500	50,652
Macy’s, Inc.	6,803	229,193
Target Corp.	5,550	281,995

		$922,049
Health Maintenance Organizations - 0.6%
Aetna, Inc.	5,979	$261,282
Humana, Inc.	1,140	101,483
Odontoprev S.A.	800	13,370
UnitedHealth Group, Inc.	1,000	51,790

		$427,925
Insurance - 3.3%
ACE Ltd.	2,420	$168,432
Admiral Group PLC	2,569	38,094
Aflac, Inc.	1,850	89,226
AIA Group Ltd.	33,800	112,880
Allied World Assurance Co.	1,420	87,373
Amlin PLC	12,331	66,066
Aon Corp.	3,570	172,895
Assurant, Inc.	1,570	62,172
Berkshire Hathaway, Inc., “B” (a)	120	9,404
Catlin Group Ltd.	2,759	17,625
Chubb Corp.	2,150	144,932
Euler Hermes	197	13,029
Everest Re Group Ltd.	320	27,328
Genworth Financial, Inc. (a)	1,610	12,413
Hanover Insurance Group, Inc.	530	19,271
Hartford Financial Services Group, Inc.	5,080	89,002
Hiscox Ltd.	15,871	95,286
ING Groep N.V. (a)	19,340	176,021

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Jardine Lloyd Thompson Group PLC	2,263	$24,320
Lincoln National Corp.	2,878	61,992
MetLife, Inc.	3,760	132,841
Muenchener Ruckversicherungs-Gesellschaft AG	186	24,232
Prudential Financial, Inc.	5,010	286,772
SNS REAAL Groep N.V. (a)	2,247	5,367
Sony Financial Holdings, Inc.	2,400	39,895
Storebrand A.S.A.	8,456	41,797
Swiss Re Ltd.	3,016	163,595
Symetra Financial Corp.	1,820	16,780
Travelers Cos., Inc.	1,950	113,685
Unum Group	1,060	24,200
Validus Holdings Ltd.	1,210	38,805
Willis Group Holdings PLC	740	28,764
Zurich Financial Services AG	210	50,418

		$2,454,912
Internet - 1.2%
eBay, Inc. (a)	1,820	$57,512
Google, Inc., “A” (a)	1,039	602,734
LinkedIn Corp., “A” (a)	960	69,264
LogMeIn, Inc. (a)	370	14,737
OpenTable, Inc. (a)	1,790	86,224
QuinStreet, Inc. (a)	1,590	15,296
Yahoo Japan Corp.	225	68,722

		$914,489
Leisure & Toys - 0.2%
Hasbro, Inc.	2,180	$76,104
Mattel, Inc.	840	26,040
Sankyo Co. Ltd.	400	19,549

		$121,693
Machinery & Tools - 2.0%
Burckhardt Compression Holding AG	170	$42,625
Cummins, Inc.	1,930	200,720
Douglas Dynamics, Inc.	500	6,805
Eaton Corp.	580	28,437
Finning International, Inc.	790	21,580
Flowserve Corp.	680	74,916
Gardner Denver, Inc.	350	26,110
GEA Group AG	3,298	105,929
GLORY Ltd.	3,800	82,711
Herman Miller, Inc.	1,590	33,581
IPG Photonics Corp. (a)	580	30,618
Joy Global, Inc.	3,100	281,139
Kone Oyj, “B”	712	38,762
Neopost S.A.	691	48,809
Nordson Corp.	440	19,950
Polypore International, Inc. (a)	2,070	78,826
Schindler Holding AG	1,321	153,411
Sinotruk (Hong Kong) Ltd.	25,500	14,402
Spirax-Sarco Engineering PLC	715	22,297
United Rentals, Inc. (a)	1,100	42,064
WABCO Holdings, Inc. (a)	2,330	120,810

		$1,474,502

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 3.9%
Bank of America Corp.	4,790	$34,153
Bank of New York Mellon Corp.	3,900	78,507
Barclays PLC	35,604	119,251
BNP Paribas	2,795	118,345
Comerica, Inc.	768	21,251
Credit Suisse Group AG	2,824	73,261
Goldman Sachs Group, Inc.	1,810	201,761
HSBC Holdings PLC	25,579	213,508
JPMorgan Chase & Co. (s)	15,820	590,086
Julius Baer Group Ltd.	2,841	115,430
KeyCorp	7,000	54,390
Mitsubishi UFJ Financial Group, Inc.	11,500	52,657
National Australia Bank Ltd.	4,929	124,804
PNC Financial Services Group, Inc.	4,140	243,929
Standard Chartered PLC	9,354	226,112
State Street Corp.	1,095	42,902
Sumitomo Mitsui Financial Group, Inc.	5,300	168,624
SunTrust Banks, Inc.	330	6,788
UniCredit S.p.A (a)	6,133	30,404
Wells Fargo & Co.	6,040	176,428
Westpac Banking Corp.	6,820	153,136

		$2,845,727
Medical & Health Technology & Services - 2.3%
Advisory Board Co. (a)	260	$19,833
Air Methods Corp. (a)	310	26,133
AmerisourceBergen Corp.	4,148	161,648
Brookdale Senior Living, Inc.	2,280	40,128
Cerner Corp. (a)	2,160	131,522
Cross Country Healthcare, Inc. (a)	1,017	6,275
DaVita, Inc. (a)	720	58,903
Diagnosticos da America S.A.	13,500	129,808
Express Scripts, Inc. (a)	750	38,370
Fleury S.A.	2,800	36,619
Fresenius Medical Care AG & Co. KGaA	579	41,314
HCA Holdings, Inc. (a)	3,106	75,911
Healthcare Services Group, Inc.	1,070	19,998
HealthStream, Inc. (a)	310	5,760
Henry Schein, Inc. (a)	350	24,812
Hogy Medical Co. Ltd.	1,100	46,904
IDEXX Laboratories, Inc. (a)	910	76,977
IPC The Hospitalist Co., Inc. (a)	550	18,529
Kobayashi Pharmaceutical Co. Ltd.	800	41,144
LifePoint Hospitals, Inc. (a)	510	20,497
Lincare Holdings, Inc.	410	10,533
McKesson Corp.	2,220	181,418
Miraca Holdings, Inc.	5,200	194,642
Patterson Cos., Inc.	1,950	62,809
Quest Diagnostics, Inc.	670	38,914
RHÖN-KLINIKUM AG	3,373	69,909
SXC Health Solutions Corp. (a)	730	46,034
Teleflex, Inc.	380	23,252
Universal Health Services, Inc.	230	9,497

		$1,658,093

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 2.6%
Align Technology, Inc. (a)	850	$20,026
Ansell Ltd.	1,595	25,180
Becton, Dickinson & Co.	500	39,205
CareFusion Corp. (a)	540	12,933
Conceptus, Inc. (a)	2,270	28,103
Cooper Cos., Inc.	870	62,762
Covidien PLC	4,005	206,258
DENTSPLY International, Inc.	670	25,286
DexCom, Inc. (a)	2,310	25,341
DIASORIN S.p.A.	1,236	37,428
Edwards Lifesciences Corp. (a)	690	57,042
Endologix, Inc. (a)	3,600	46,728
Essilor International S.A.	856	62,703
Heartware International, Inc. (a)	220	15,231
Intuitive Surgical, Inc. (a)	130	59,788
Masimo Corp. (a)	2,270	48,578
Medtronic, Inc.	4,300	165,851
Nihon Kohden Corp.	900	21,372
NxStage Medical, Inc. (a)	2,410	43,235
Pall Corp.	1,420	84,746
PerkinElmer, Inc.	1,190	28,536
Sirona Dental Systems, Inc. (a)	1,000	48,350
Smith & Nephew PLC	3,674	35,605
Sonova Holding AG	1,188	121,381
St. Jude Medical, Inc.	2,030	84,671
Synthes, Inc. (n)	523	89,089
Thermo Fisher Scientific, Inc. (a)	6,993	369,930
Thoratec Corp. (a)	440	12,936
Uroplasty, Inc. (a)	3,710	12,651
Volcano Corp. (a)	1,330	37,306
Waters Corp. (a)	184	15,929

		$1,944,180
Metals & Mining - 1.2%
BHP Billiton Ltd.	1,901	$75,642
Cliffs Natural Resources, Inc.	3,574	258,222
Globe Specialty Metals, Inc.	1,720	23,530
Iluka Resources Ltd.	8,324	161,897
Molycorp, Inc. (a)	890	27,572
Rio Tinto Ltd.	742	54,480
Rio Tinto PLC	2,630	157,693
Steel Authority of India Ltd.	5,916	12,162
Steel Dynamics, Inc.	1,657	26,429
Sumitomo Metal Industries Ltd.	10,000	17,843
Teck Resources Ltd., “B”	1,911	81,037

		$896,507
Natural Gas - Distribution - 0.4%
AGL Resources, Inc.	2,240	$92,982
NorthWestern Corp.	530	18,624
ONEOK, Inc.	1,149	95,551
Spectra Energy Corp.	720	22,673
Tokyo Gas Co. Ltd.	15,000	69,273
Vectren Corp.	620	17,726

		$316,829

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Pipeline - 0.1%
El Paso Corp.	1,080	$29,020
Enagas S.A.	3,449	69,025

		$98,045
Network & Telecom - 1.4%
Acme Packet, Inc. (a)	3,680	$107,566
Cisco Systems, Inc.	2,120	41,616
Ericsson, Inc., “B”	16,666	154,961
F5 Networks, Inc. (a)	2,330	278,994
Finisar Corp. (a)	760	15,398
Fortinet, Inc. (a)	6,280	143,247
Nokia Oyj	2,650	13,234
Polycom, Inc. (a)	1,540	30,723
Qualcomm, Inc.	2,201	129,463
Riverbed Technology, Inc. (a)	1,130	27,052
Vtech Holdings Ltd.	5,500	57,338

		$999,592
Oil Services - 1.6%
AMEC PLC	2,400	$37,970
Atwood Oceanics, Inc. (a)	490	22,530
Cameron International Corp. (a)	4,400	234,080
Dresser-Rand Group, Inc. (a)	4,660	238,732
Ensco International PLC, ADR	1,470	77,381
FMC Technologies, Inc. (a)	2,030	103,753
Halliburton Co.	2,570	94,525
National Oilwell Varco, Inc.	280	20,714
Oceaneering International, Inc.	370	17,978
Saipem S.p.A.	682	31,919
Schlumberger Ltd.	1,254	94,263
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	654	54,938
Technip	610	57,226
Transocean, Inc.	1,430	67,639

		$1,153,648
Other Banks & Diversified Financials - 3.2%
Aeon Credit Service Co. Ltd.	3,300	$50,526
Air Lease Corp. (a)	860	21,724
Anglo Irish Bank Corp. PLC (a)	10,470	0
Associated Banc-Corp.	2,180	27,163
Assured Guaranty Ltd.	1,250	19,388
Banco Santander Brasil S.A., ADR	2,610	23,803
Banco Santander Chile, ADR	360	29,340
Brookline Bancorp, Inc.	2,160	20,023
Capital One Financial Corp.	3,870	177,053
CapitalSource, Inc.	2,100	14,511
Chiba Bank Ltd.	14,000	86,696
China Construction Bank (a)	93,420	74,805
CIT Group, Inc. (a)	500	19,070
Citigroup, Inc.	4,899	150,497
Credicorp Ltd.	450	51,147
Discover Financial Services	11,632	316,158
DNB A.S.A.	3,927	41,432
Fifth Third Bancorp	6,730	87,557
First Niagara Financial Group, Inc.	2,080	19,906
First Republic Bank (a)	1,460	43,771

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Hachijuni Bank Ltd.	3,000	$17,594
HDFC Bank Ltd.	3,262	32,465
HDFC Bank Ltd., ADR	930	28,858
ICICI Bank Ltd.	1,554	28,354
Itau Unibanco Multiplo S.A., ADR	6,190	123,552
Joyo Bank Ltd.	4,000	17,686
Jyske Bank (a)	1,319	38,897
Komercni Banka A.S.	263	50,252
MasterCard, Inc., “A”	750	266,678
People’s United Financial, Inc.	1,830	22,564
PT Bank Rakyat Indonesia (Persero) Tbk	31,500	24,002
Sapporo Hokuyo Holdings, Inc.	2,900	10,425
Siam Commercial Bank Public Co. Ltd.	12,500	48,909
Sydbank A/S	357	6,084
TCF Financial Corp.	2,520	25,301
Unione di Banche Italiane S.c.p.A.	1,722	7,911
Visa, Inc., “A”	1,598	160,823
Western Union Co.	6,410	122,431
Wintrust Financial Corp.	870	26,665
Zions Bancorporation	770	12,967
Zipcar, Inc. (a)	990	15,701

		$2,362,689
Pharmaceuticals - 3.8%
Abbott Laboratories	7,009	$379,537
Allergan, Inc.	563	49,493
Bayer AG	4,052	283,774
Genomma Lab Internacional S.A., “B” (a)	17,793	39,029
GlaxoSmithKline PLC	5,348	118,826
Hisamitsu Pharmaceutical Co., Inc.	400	17,345
Hospira, Inc. (a)	450	15,507
Johnson & Johnson	4,990	328,891
Merck & Co., Inc.	4,770	182,500
Novo Nordisk A/S, “B”	349	41,266
Perrigo Co.	790	75,524
Pfizer, Inc.	23,309	498,813
Roche Holding AG	2,198	372,024
Sanofi	1,685	124,464
Santen Pharmaceutical Co. Ltd.	4,500	184,204
Teva Pharmaceutical Industries Ltd., ADR	1,900	85,747

		$2,796,944
Pollution Control - 0.4%
Republic Services, Inc.	4,488	$131,409
Stericycle, Inc. (a)	700	58,814
Waste Connections, Inc.	4,065	131,340

		$321,563
Precious Metals & Minerals - 0.3%
Coeur d’Alene Mines Corp. (a)	2,030	$56,150
Colossus Minerals, Inc. (a)	2,050	14,904
Goldcorp, Inc.	650	31,440
Goldcorp, Inc.	440	21,292
Newcrest Mining Ltd.	2,445	87,528
Newmont Mining Corp.	370	22,748

		$234,062

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Printing & Publishing - 0.2%
Moody’s Corp.	3,498	$130,231
Pearson PLC	1,860	34,380
UBM PLC	1,616	13,993

		$178,604
Railroad & Shipping - 0.7%
Canadian National Railway Co.	1,270	$95,783
CSX Corp.	2,920	65,846
Diana Shipping, Inc. (a)	1,730	14,428
East Japan Railway Co.	1,000	64,747
Kansas City Southern Co. (a)	2,330	159,931
Kuehne & Nagel International AG	240	30,166
Union Pacific Corp.	1,030	117,739

		$548,640
Real Estate - 0.8%
Annaly Mortgage Management, Inc., REIT	6,460	$108,786
Ascendas Real Estate Investment Trust, REIT	36,000	53,377
Big Yellow Group PLC, REIT	3,130	13,800
BioMed Realty Trust, Inc., REIT	3,730	69,266
Brasil Brokers Participacoes S.A.	6,300	24,591
Deutsche Wohnen AG	3,672	48,728
Entertainment Properties Trust, REIT	810	36,021
GSW Immobilien AG (a)	1,951	60,457
Hang Lung Properties Ltd.	15,000	51,545
Mack-Cali Realty Corp., REIT	773	22,231
Midland Holdings Ltd.	88,000	47,204
Public Storage, Inc., REIT	140	19,440
Starwood Property Trust, Inc., REIT	1,870	36,839

		$592,285
Restaurants - 0.7%
Ajisen (China) Holdings Ltd.	26,000	$29,938
Arcos Dorados Holdings, Inc.	1,570	33,755
Dunkin Brands Group, Inc. (a)	790	21,843
McDonald’s Corp.	1,970	195,128
P.F. Chang’s China Bistro, Inc.	430	14,001
Starbucks Corp.	3,420	163,921
Whitbread PLC	1,143	29,611

		$488,197
Special Products & Services - 0.0%
Filtrona PLC	5,624	$33,588

Specialty Chemicals - 2.1%
Air Products & Chemicals, Inc.	770	$67,783
Airgas, Inc.	3,740	295,198
Akzo Nobel N.V.	3,457	179,837
Albemarle Corp.	750	48,233
Chugoku Marine Paints Ltd.	3,000	19,089
Ecosynthetix, Inc. (a)(z)	650	2,787
Elementis PLC	28,010	67,664
FMC Corp.	420	38,926
Kansai Paint Co. Ltd.	6,000	56,599
L’Air Liquide S.A.	350	44,051
Linde AG	1,456	231,018
LyondellBasell Industries N.V., “A”	400	17,240

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - continued
Nippon Paint Co. Ltd.	4,000	$29,494
Nitto Denko Corp.	100	3,548
Praxair, Inc.	451	47,896
Rockwood Holdings, Inc. (a)	2,380	120,190
Shin-Etsu Chemical Co. Ltd.	1,700	88,323
Sika AG	34	70,179
Symrise AG	4,223	120,283
Valspar Corp.	470	20,323

		$1,568,661
Specialty Stores - 2.6%
Abc-Mart, Inc.	1,200	$42,949
Advance Auto Parts, Inc.	590	45,218
Amazon.com, Inc. (a)	400	77,776
American Eagle Outfitters, Inc.	2,600	36,634
Citi Trends, Inc. (a)	1,720	15,514
Esprit Holdings Ltd.	14,281	21,066
Francesca’s Holdings Corp. (a)	3,410	75,600
Hennes & Mauritz AB, “B”	2,220	72,678
IAC/InterActiveCorp	1,140	49,100
Industria de Diseno Textil S.A.	1,325	115,602
JB Hi-Fi Ltd.	3,049	40,786
Monro Muffler Brake, Inc.	360	15,098
NEXT PLC	778	32,108
Nitori Co. Ltd.	550	50,512
O’Reilly Automotive, Inc. (a)	1,490	121,450
PetSmart, Inc.	4,660	248,005
Ross Stores, Inc.	5,552	282,153
Rue21, Inc. (a)	810	19,610
Sally Beauty Holdings, Inc. (a)	1,210	24,950
Staples, Inc.	1,680	24,578
Tiffany & Co.	1,500	95,700
Tractor Supply Co.	1,710	138,117
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	519	39,558
Urban Outfitters, Inc. (a)	6,910	183,115
Zumiez, Inc. (a)	370	10,567

		$1,878,444
Telecommunications - Wireless - 1.6%
American Tower Corp., REIT	4,900	$311,199
KDDI Corp.	39	247,140
MTN Group Ltd.	1,333	22,702
NTT DoCoMo, Inc.	20	35,529
SBA Communications Corp. (a)	960	43,891
TIM Participacoes S.A., ADR	5,193	149,818
Vodafone Group PLC	125,836	338,683

		$1,148,962
Telephone Services - 1.2%
AT&T, Inc.	8,570	$252,044
CenturyLink, Inc.	3,304	122,347
China Unicom (Hong Kong) Ltd.	68,000	125,210
Frontier Communications Corp.	1,730	7,404
Royal KPN N.V.	9,103	99,782
TDC A.S.	5,108	39,815
Telecom Italia S.p.A.	17,915	18,220
Telecom Italia S.p.A.	74,760	62,537

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - continued
Verizon Communications, Inc.	4,600	$173,236

		$900,595
Tobacco - 1.9%
Altria Group, Inc.	7,519	$213,540
British American Tobacco PLC	2,527	116,156
Japan Tobacco, Inc.	49	241,078
Lorillard, Inc.	520	55,843
Philip Morris International, Inc.	7,889	589,861
Reynolds American, Inc.	1,160	45,507
Swedish Match AB	3,063	106,670

		$1,368,655
Trucking - 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	810	$38,584
DSV A.S.	1,628	33,257
Expeditors International of Washington, Inc.	4,120	183,958
Swift Transportation Co. (a)	3,600	41,508
TNT Express N.V.	880	7,365
United Parcel Service, Inc., “B”	810	61,276
Yamato Holdings Co. Ltd.	10,200	168,751

		$534,699
Utilities - Electric Power - 1.6%
AES Corp. (a)	17,390	$221,896
American Electric Power Co., Inc.	2,720	107,603
American Water Works Co., Inc.	330	11,131
CenterPoint Energy, Inc.	2,270	41,927
CEZ A.S.	1,565	63,218
CMS Energy Corp.	6,590	143,860
DTE Energy Co.	410	21,816
Edison International	1,430	58,687
Energias de Portugal S.A.	4,264	12,443
Entergy Corp.	650	45,097
Exelon Corp.	1,460	58,079
Fortum Oyj	2,597	57,070
GenOn Energy, Inc. (a)	3,980	8,477
Great Plains Energy, Inc.	870	17,939
Integrys Energy Group, Inc.	730	37,894
International Power PLC	11,463	60,585
Northeast Utilities	640	22,240
NRG Energy, Inc. (a)	781	13,183
OGE Energy Corp.	310	16,387
PG&E Corp.	1,220	49,605
Portland General Electric Co.	710	17,707
PPL Corp.	600	16,674
Public Service Enterprise Group, Inc.	470	14,260
Tractebel Energia S.A.	2,130	36,987
Tractebel Energia S.A., ADR	2,446	42,291
Wisconsin Energy Corp.	430	14,620

		$1,211,676
Total Common Stocks		$63,622,358

Convertible Preferred Stocks - 0.1%
Automotive - 0.0%
General Motors Co., 4.75%	500	$20,030

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Convertible Preferred Stocks - continued
Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	1,600	$86,720
Total Convertible Preferred Stocks		$106,750
Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.0%
Internet - 0.0%
Shutterfly, Inc.-February 2012 @ $25	5	$1,250

Computer Software - Systems - 0.0%
Teradata Corp.-February 2012 @ $50	7	$700
Total Put Options Purchased		$1,950
Issuer	Shares/Par
Money Market Funds - 4.0%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	2,942,585	$2,942,585
Total Investments		$66,673,643

Securities Sold Short - 0.0%
Computer Software - Systems - 0.0%
Dell, Inc. (a)	(1,140)	$(19,642)

Other Assets, Less Liabilities - 9.5%		7,021,339
Net Assets - 100.0%		$73,675,340

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $89,089 representing 0.1% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At January 31, 2012, the value of securities pledged amounted to $562,241.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ecosynthetix, Inc.	7/28/11	$6,148	$2,787
% of Net assets			0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint

Portfolio of Investments (unaudited) – continued

JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar

Derivative Contracts at 1/31/12

Forward Foreign Currency Exchange Contracts at 1/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	755,000	3/22/12	$791,429	$797,239	$5,810
BUY	CHF	JPMorgan Chase Bank N.A.	900,000	2/22/12	955,342	977,976	22,634
SELL	CHF	JPMorgan Chase Bank N.A.	2,385,000	2/22/12	2,604,955	2,591,638	13,317
BUY	CNY	JPMorgan Chase Bank N.A.	9,626,250	4/19/12	1,510,000	1,525,065	15,065
BUY	EUR	Goldman Sachs International	7,420,000	2/22/12	9,512,663	9,706,041	193,378
BUY	EUR	Morgan Stanley Capital Services, Inc.	5,810,000	3/22/12	7,585,821	7,600,711	14,890
SELL	EUR	Morgan Stanley Capital Services, Inc.	20,750,000	2/22/12	28,073,173	27,142,903	930,270
BUY	KRW	JPMorgan Chase Bank N.A.	1,367,000,000	2/22/12	1,205,361	1,214,976	9,615
BUY	MXN	JPMorgan Chase Bank N.A.	79,240,000	3/22/12	5,694,742	6,054,261	359,519
SELL	MXN	JPMorgan Chase Bank N.A.	19,181,402	3/22/12	1,475,000	1,465,538	9,462
BUY	MYR	JPMorgan Chase Bank N.A.	4,877,000	2/22/12	1,538,971	1,600,893	61,922
BUY	NOK	JPMorgan Chase Bank N.A.	4,370,000	4/20/12	725,518	742,548	17,030
BUY	NZD	JPMorgan Chase Bank N.A.	650,000	3/22/12	524,993	534,933	9,940
BUY	PLN	JPMorgan Chase Bank N.A.	7,820,000	3/22/12	2,250,400	2,410,976	160,576
SELL	SEK	JPMorgan Chase Bank N.A.	680,000	2/22/12	99,970	99,869	101

							$1,823,529

Liability Derivatives
SELL	AUD	Goldman Sachs International	7,250,000	4/20/12	$7,424,109	$7,631,806	$(207,697)
SELL	AUD	JPMorgan Chase Bank N.A.	2,895,000	3/22/12	2,863,071	3,056,962	(193,891)
SELL	BRL	JPMorgan Chase Bank N.A.	760,000	2/22/12	419,890	432,722	(12,832)
SELL	CAD	JPMorgan Chase Bank N.A.	780,000	2/22/12	760,104	777,550	(17,446)
SELL	CNY	JPMorgan Chase Bank N.A.	3,510,000	2/22/12	552,799	556,238	(3,439)
BUY	EUR	Citibank N.A.	1,155,258	2/22/12	1,530,000	1,511,183	(18,817)
SELL	GBP	JPMorgan Chase Bank N.A.	1,590,000	2/22/12	2,478,830	2,505,136	(26,306)
SELL	HKD	JPMorgan Chase Bank N.A.	6,500,000	4/20/12	836,979	838,244	(1,265)
SELL	HUF	JPMorgan Chase Bank N.A.	348,350,000	3/22/12	1,475,675	1,539,635	(63,960)
SELL	JPY	JPMorgan Chase Bank N.A.	288,600,000	3/22/12	3,719,518	3,788,598	(69,080)
SELL	NZD	JPMorgan Chase Bank N.A.	8,115,000	3/22/12-4/20/12	6,359,924	6,667,365	(307,441)
SELL	PLN	JPMorgan Chase Bank N.A.	2,680,000	3/22/12	774,218	826,268	(52,050)
SELL	SGD	JPMorgan Chase Bank N.A.	565,000	4/20/12	438,693	449,277	(10,586)

							$(984,810)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 1/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
DJ Euro Stoxx 50 (Long)	EUR	78	$2,480,298	March - 2012	$68,515
Hang Seng Index (Short)	HKD	9	1,181,212	February - 2012	1,358
SPI 200 Index (Short)	AUD	17	1,906,776	March - 2012	13,936
Nikkei 225 Index (Long)	JPY	33	3,814,353	March - 2012	168,636

					$252,445

Liability Derivatives
Equity Futures
Canadian S&P/TSX 60 Index (Short)	CAD	8	$1,129,909	March - 2012	$(51,415)
E-mini NASDAQ-100 Future (Short)	USD	6	295,710	March - 2012	(17,496)
E-mini S&P MidCap 400 (Short)	USD	78	7,292,220	March - 2012	(393,744)
FTSE 100 Index (Short)	GBP	51	4,536,248	March - 2012	(158,508)
MSCI Singapore Free Index (Short)	SGD	16	847,669	February - 2012	(19,449)
MSCI Taiwan Index (Short)	USD	145	3,888,900	February - 2012	(34,220)
OMX Index (Short)	SEK	109	1,654,829	February - 2012	(19,828)
Russell 2000 Index Mini (Short)	USD	34	2,690,080	March - 2012	(102,319)
S&P 500 Future (Short)	USD	58	18,968,900	March - 2012	(802,053)
Topix Index (Short)	JPY	40	3,970,087	March - 2012	(69,719)

					$(1,668,751)

Swap Agreements at 1/31/12

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swaps
12/23/41	USD	7,200,000	Citibank N.A.	2.6625% (fixed rate)	3-Month LIBOR	$62,573
9/14/21	EUR	8,800,000	Deutsche Bank	2.469% (fixed rate)	6-Month LIBOR	288,377
11/30/21	EUR	5,500,000	Deutsche Bank	2.7775% (fixed rate)	6-Month LIBOR	365,276

						$716,226

Credit Default Swaps
6/20/15	USD	8,575,000	JPMorgan Chase Bank (a)	5.00% (fixed rate)	(1)	$112,089
6/20/16	USD	27,200,000	Goldman Sachs International (b)	1.00% (fixed rate)	(2)	69,493
6/20/16	USD	4,400,000	Deutsche Bank (c)	1.00% (fixed rate)	(2)	11,241

						$192,823

						$909,049

Liability Derivatives
Interest Rate Swaps
1/20/22	USD	7,400,000	Citibank N.A.	3-Month LIBOR	2.0025% (fixed rate)	$(89,071)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.14 Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.

(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.16 Index, a BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.

(a)	Net unamortized premiums received by the fund amounted to $161,558.

(b)	Net unamortized premiums received by the fund amounted to $1,511.

(c)	Net unamortized premiums received by the fund amounted to $46,760.

Portfolio of Investments (unaudited) – continued

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At January 31, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s

Supplemental Information (unaudited) – continued

own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forward foreign currency exchange contracts, and swap contracts. The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$41,823,781	$—	$—	$41,823,781
United Kingdom	4,547,194	—	—	4,547,194
Japan	4,101,296	—	—	4,101,296
Switzerland	1,983,895	—	—	1,983,895
France	1,872,723	—	—	1,872,723
Germany	1,614,032	—	—	1,614,032
Netherlands	1,022,432	—	—	1,022,432
Brazil	888,028	—	—	888,028
Australia	875,624	—	—	875,624
Other Countries	4,943,925	58,128	—	5,002,053
Mutual Funds	2,942,585	—	—	2,942,585
Total Investments	$66,615,515	$58,128	$—	$66,673,643
Short Sales	$(19,642)	$—	$—	$(19,642)

Other Financial Instruments
Futures	$(1,416,306)	$—	$—	$(1,416,306)
Swaps	—	819,978	—	819,978
Forward Foreign Currency Exchange Contracts	—	838,719	—	838,719

For further information regarding security characteristics, see the Portfolio of Investments. At January 31, 2012, the fund held 1 level 3 security valued at $0, which was also held and valued at $0 at October 31, 2011.

Of the level 1 investments presented above, equity investments amounting to $17,302,289 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Derivatives – The fund uses derivatives in an attempt to reduce volatility compared to the overall equity markets and to generate positive returns by adjusting the fund’s exposure to markets and currencies resulting from the fund’s individual security selections. Derivatives are used to increase the fund’s exposure to markets or currencies to which the fund’s individual security selections have resulted in no or little exposure. Alternatively, the fund uses derivatives to decrease its exposure to markets or currencies to which the fund’s individual security selections have resulted in exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The volume of derivative activity, based on month-end notional amounts during the period, was as follows for the period ended January 31, 2012:

	Percentage of Net Assets
	Forwards	Futures	Swaps	Options
Average Notional Amount Outstanding	123.98%	100.08%	105.01%	0.14%
Notional Amount Outstanding as of January 31, 2012	127.83%	74.19%	99.74%	0.00%

Notional amounts outstanding are at absolute value and are determined, when applicable, by netting notional amounts of contracts to buy and sell the same underlying instrument with the same counterparty and the same settlement date.

Supplemental Information (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2012.

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Swaps	$716,226	$(89,071)
Foreign Exchange	Forward Foreign Currency Exchange	1,823,529	(984,810)
Equity	Equity Futures	252,445	(1,668,751)
Equity	Purchased Equity Options	1,950	—
Credit	Credit Default Swaps	192,823	—
Total		$2,986,973	$(2,742,632)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Supplemental Information (unaudited) – continued

Written Option Transactions

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1	$877
Options written	197	1,421,005
Options closed	(173)	(1,420,056)
Options expired	(25)	(1,826)
Outstanding, end of period	$—	$—

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry

Supplemental Information (unaudited) – continued

accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into interest rate swaps in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swaps in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At January 31, 2012, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$53,057,709
Gross unrealized appreciation	$14,308,991
Gross unrealized depreciation	(693,057)
Net unrealized appreciation (depreciation)	$13,615,934

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	526,738	36,093,045	(33,677,198)	2,942,585

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$762	$2,942,585

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2012, are as follows:

United States	61.3%
Germany	31.9%
Japan	5.4%
Switzerland	2.7%
France	2.5%
Netherlands	1.4%
Australia	(1.4)%
Sweden	(1.8)%
Taiwan	(4.8)%
Other Countries	2.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 19, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2012

*	Print name and title of each signing officer under his or her signature.